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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000


                                        May 2, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Growth Opportunities Fund (the "Fund") (File Nos. 2-36431 and 811-2032)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 45 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2005.

         Please call the undersigned at (617) 954-4744 or William Ward at (617) 954-5169 with any questions you may have.

                                        Very truly yours,


                                        BRIAN T. HOURIHAN
                                        Brian T. Hourihan
                                        Vice President & Senior Counsel

BTH/bjn